Commitments, contingent liabilities and legal proceedings - Other cases in the Group (Details) - INR (₨) ₨ in Billions			12 Months Ended
	Sep. 29, 2017	Feb. 12, 2016	Mar. 31, 2021
Indian tax cases | Vodafone International Holdings BV ('VIHBV')
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner	₨ 190.7	₨ 221.0
Indian regulatory case, 3G inter-circle roaming | Vodafone India
Contingent liabilities and legal proceedings - Conti
Total amount paid to Department of telecommunications			₨ 1.0